Summary of Changes in Long Term Borrowings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of long term debt [Line Items]
Beginning balance	$ 1,109,017	$ 1,237,106
Changes from financing cash flows:
Proceeds from unsecured senior notes		482,064
Proceeds From Senior Credit Facility	144,889	194,277
Proceeds from Real Estate Credit Facility	(2,249)	20,000
Redemption and repurchase of unsecured senior notes		(676,058)
Repayment of Senior Credit Facility	(248,500)	(146,930)
Repayment of Real Estate Credit Facility		(1,883)
Debt issue costs	0	(9,450)
Loss on redemption and repurchase of unsecured senior notes	0	9,520
Amortization of debt issue costs	2,528	8,720
Original issue discount		201
Foreign exchange	82,572	(8,550)
Current	2,287	2,223
Long-term	1,085,970	1,106,794
Ending balance	1,088,257	1,109,017
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	149,206	95,041
Changes from financing cash flows:
Proceeds From Senior Credit Facility	144,889	194,277
Repayment of Senior Credit Facility	(248,500)	(146,930)
Foreign exchange	14,025	6,818
Long-term	59,620	149,206
Ending balance	59,620	149,206
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Beginning balance	945,519	1,141,638
Changes from financing cash flows:
Proceeds from unsecured senior notes		482,064
Redemption and repurchase of unsecured senior notes		(676,058)
Loss on redemption and repurchase of unsecured senior notes		9,520
Original issue discount	3,000	3,628
Foreign exchange	67,710	(15,273)
Long-term	1,013,229	945,519
Ending balance	1,013,229	945,519
Canadian Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	19,000
Changes from financing cash flows:
Proceeds from Real Estate Credit Facility	(1,333)	20,000
Repayment of Real Estate Credit Facility		(1,000)
Current	1,333	1,333
Long-term	16,334	17,667
Ending balance	17,667	19,000
U.S. Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	12,388	13,370
Changes from financing cash flows:
Proceeds from Real Estate Credit Facility	(916)
Repayment of Real Estate Credit Facility		(883)
Foreign exchange	850	(99)
Current	954	890
Long-term	11,368	11,498
Ending balance	12,322	12,388
Debt Issue Costs and Original Issue Discount [Member]
Disclosure of long term debt [Line Items]
Beginning balance	(17,096)	(12,943)
Changes from financing cash flows:
Debt issue costs		(9,450)
Amortization of debt issue costs	2,528	8,720
Original issue discount		(3,427)
Foreign exchange	(13)	4
Long-term	(14,581)	(17,096)
Ending balance	$ (14,581)	$ (17,096)